Schedule of Right of Use Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
Beginning balance	$ 547,186	$ 703,524	$ 859,861
Amortization	(117,254)	(156,338)	(156,337)
Ending balance	$ 429,932	$ 547,186	$ 703,524
Weighted average remaining lease term in years	2 years 9 months 18 days	3 years 6 months	2 years 4 months 24 days
Weighted-average discount rate		6.90%	6.90%
Weighted average discount rate	6.90%	6.90%